Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt Instrument [Line Items]
Schedule of Summarized Real Estate Secured Debt
Our debt is summarized as follows (in thousands):

Loan	December 31, 2024	December 31, 2023	Interest Rate	Maturity Date
2025 KeyBank Acquisition Facility	$100,200	$—	7.34%	11/19/2025
KeyBank CMBS Loan (1)	89,240	91,042	3.89%	8/1/2026
Ladera Office Loan	3,736	3,833	4.29%	11/1/2026
Credit Facility	614,831	—	6.44%	2/22/2027
2027 NBC Loan (6) (7)	51,425	—	5.82%	3/7/2027
KeyBank Florida CMBS Loan (2)	49,915	50,751	4.65%	5/1/2027
2027 Ladera Ranch Loan	42,000	—	5.00%	12/5/2027
2028 Canadian Term Loan (6) (8)	76,527	82,973	6.41%	12/1/2028
CMBS Loan (3)	104,000	104,000	5.00%	2/1/2029
SST IV CMBS Loan (4)	40,500	40,500	3.56%	2/1/2030
2032 Private Placement Notes (5)	150,000	150,000	5.28%	4/19/2032
Former Credit Facility Term Loan	—	250,000
Former Credit Facility Revolver	—	318,688
Discount on secured debt, net	(1,570)	(80)
Debt issuance costs, net	(3,369)	(4,306)

Total debt	$1,317,435	$1,087,401

(1)
This fixed rate loan encumbers 29 properties (Whittier, La Verne, Santa Ana, Upland, La Habra, Monterey Park, Huntington Beach, Chico, Lancaster I, Riverside, Fairfield, Lompoc, Santa Rosa, Federal Heights, Aurora, Littleton, Bloomingdale, Crestwood, Forestville, Warren I, Sterling Heights, Troy, Warren II, Beverly, Everett, Foley, Tampa, Boynton Beach, and Lancaster II) with monthly interest only payments until September 2021, at which time both interest and principal payments became due monthly. The separate assets of these encumbered properties are not available to pay our other debts, and we serve as a non-recourse
guarantor under this loan.

(2)
This fixed rate loan encumbers five properties (Pompano Beach, Lake Worth, Jupiter, Royal Palm Beach, and Delray) with monthly interest only payments until June 2022, at which time both interest and principal payments became due monthly. The separate assets of these encumbered properties are not available to pay our other debts.

Subsequent to December 31, 2024, on February 4, 2025, we completed a series of transactions whereby we (i) defeased this loan (the “Defeasance”), (ii) exercised the accordion rights under the Credit Facility to increase commitments by $50 million to a total of $700 million and simultaneously drew approximately $51 million, and (iii) in connection with the completion of the Defeasance, executed joinders to add the five properties previously encumbered by the KeyBank Florida CMBS Loan onto the Credit Facility.

(3)
This fixed rate, interest only loan encumbers 10 properties (Myrtle Beach I, Myrtle Beach II, Port St. Lucie, Plantation, Sonoma, Las Vegas I, Las Vegas II, Las Vegas III, Ft Pierce, and Nantucket Island). The separate assets of these encumbered properties are not available to pay our other debts, and we serve as a non-recourse
guarantor under this loan.

(4)
On March 17, 2021, in connection with the SST IV Merger, we assumed a $40.5 million fixed rate CMBS financing with KeyBank as the initial lender pursuant to a mortgage loan (the “SST IV CMBS Loan”). This fixed rate loan encumbers seven properties owned by us (Jensen Beach, Texas City, Riverside, Las Vegas IV, Puyallup, Las Vegas V, and Plant City). The separate assets of these encumbered properties are not available to pay our other debts, and we serve as a
non-recourse
guarantor under this loan. The loan has a maturity date of February 1, 2030. Monthly payments due under the loan agreement (the “SST IV CMBS Loan Agreement”) are interest only, with the full principal amount becoming due and payable on the maturity date.
(5)
As of March 31, 2023, a Total Leverage Ratio Event (as defined below) had occurred, and the interest rate on such Note increased to 5.28% prospectively. For additional information regarding this loan, see 2032 Private Placement Notes below.

(6)	The amounts shown above are in USD based on the foreign exchange rate in effect as of the date presented.
(7)
This loan incurs interest at an all in rate of CORRA (as defined further below under the section entitled “2027 NBC Loan”), plus a CORRA adjustment of approximately 0.30%, plus a spread of 2.20%. The effective interest rate on this loan is 6.42%
when factoring the effects of a CORRA Swap which we entered into with the National Bank of Canada Financial Inc. for the initial term of the loan. The Dufferin, Oakville II, Burlington II, Iroquois Shore Rd, and Stoney Creek I properties are encumbered by this loan. See Note 7 – Derivative Instruments for additional information.

(8)
On November 16, 2023, we, through eight of our wholly-owned Canadian subsidiaries entered into a term loan (the “2028 Canadian Term Loan”) with affiliates of QuadReal Finance LP, receiving net proceeds of $110.0 million CAD on such date. The 2028 Canadian Term Loan is secured by eight Canadian properties, has a maturity date of December 1, 2028, and carries a fixed interest rate for the term of the loan of 6.41%. The first two years of the Canadian Term Loan are interest only, after which it requires monthly amortizing payments based on a
25-year
amortization schedule.

Future Principal Payment Requirements on Outstanding Debt
The following table presents the future principal payments required on outstanding debt as of December 31, 2024 (in thousands):

2025	$104,084
2026	94,189
2027	755,845
2028	73,756
2029	104,000
2030 and thereafter	190,500
Total payments	1,322,374
Discount on secured debt	(1,570)
Debt issuance costs, net	(3,369)

Total	$1,317,435